Financial Instruments	12 Months Ended
Dec. 31, 2020
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Financial Instruments
NOTE 3. FINANCIAL INSTRUMENTS

Schedule P “Categories of Financial Assets and Liabilities”, discloses the measurement categories and fair value hierarchies for financial instruments.
As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Portfolio of Instruments as of 12.31.2020	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	175,423,476	—
Argentine Central Bank’s Bills and Notes	128,324,920	—	—
Government Securities	24,282,643	—	—
Corporate Securities	2,811,997	—	—
Derivative Financial Instruments	2,165,032	—	—
Repurchase Transactions	—	60,995,643	—
Other Financial Assets	2,791,983	7,301,643	—
Loans and Other Financing	—	526,434,119	—
Other Debt Securities	—	18,885,279	4,185,098
Financial Assets Pledged as Collateral	2,035,559	16,681,884	—
Investments in Equity Instruments	5,711,684	—	—
Liabilities
Deposits	—	676,395,735	—
Derivative Financial Instruments	57,450	—	—
Other Financial Liabilities	—	97,471,465	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	13,833,439	—
Debt Securities	—	17,073,898	—
Subordinated Debt Securities	—	21,653,546	—

Portfolio of Instruments as of 12.31.2019	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	177,866,400	—
Argentine Central Bank’s Bills and Notes	79,153,628	—	—
Government Securities	9,121,674	—	—
Corporate Securities	1,156,076	—	—
Derivative Financial Instruments	3,170,815	—	—
Repurchase Transactions	—	40,944,933	—
Other Financial Assets	6,840,391	8,019,809	—
Loans and Other Financing	—	488,144,152	—
Other Debt Securities	—	4,224,883	21,668,553
Financial Assets Pledged as Collateral	2,362,981	13,362,055	—
Investments in Equity Instruments	6,200,459	—	—
Liabilities
Deposits	—	536,033,696	—
Liabilities at fair value through profit or loss	1,936,133	—	—
Derivative Financial Instruments	1,199,533	—	—
Other Financial Liabilities	—	97,153,624	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	30,936,161	—
Debt Securities	—	39,808,666	—
Subordinated Debt Securities	—	21,100,718	—